Subsequent Events (Details) - Option to purchase $ in Thousands	7 Months Ended
Jul. 31, 2019 USD ($)
Subsequent Event [Line Items]
Payments to the seller in case option is not exercised	$ 3,000
One Containership
Subsequent Event [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000
Vessel type	Containership
Maturity date	Mar. 31, 2020